Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (65,776)	$ (1,176,846)	$ (3,115,490)	$ 864,190
Adjustments to reconcile net loss to net cash used in Operating activities:
Stock based compensation - warrants			1,582,072
Common stock issued for services		894,114	894,114
Depreciation expense	6,475	6,476	25,901	25,903
Operating lease expense	18,768		34,450
Changes in Operating Assets and Liabilities:
Other assets			12,500
Related party receivable			30,000	(509,283)
Draws against commissions	(16,319)	(33,241)	(33,241)	(148,024)
Accounts payable and accruals	(15,575)	(27,386)	31,825	(1,209)
Net cash used by operating activities	(72,427)	(336,883)	(537,869)	231,577
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Common stock issued for cash			170,000
Loan payable – related party	25,000		50,000	40,000
Loan payable		(2,193)		(2,193)
Net cash provided (used) by financing activities	25,000	(2,193)	220,000	37,807
Net change in cash	(47,427)	(339,076)	(317,869)	269,384
Cash, at beginning of period	56,222	374,091	374,091	104,707
Cash, at end of period	8,795	35,015	56,222	374,091
Supplemental Non-Cash Disclosure:
Cash paid for interest
Cash paid for taxes
Non-cash financing activity:
Establish right of use of asset		$ 373,489	373,489
Common stock issued for prepaid services			$ 185,000